Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	ONEFUND Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001345125
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	oft
Document Creation Date	dei_DocumentCreationDate	Sep. 14, 2023
Document Effective Date	dei_DocumentEffectiveDate	Sep. 14, 2023
Prospectus Date	rr_ProspectusDate	Jul. 28, 2023
ONEFUND S&P 500(R) Equal Weight Index
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ONEFUND S&P 500® Equal Weight Index
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Index is maintained in accordance with the index methodology of the S&P 500. It measures the performance of 500 companies, all of which are listed on national stock exchanges and span over approximately 24 separate industry groups. The weight of each company’s stock in the Index is typically proportionate to the company’s market capitalization. As a result, companies with the largest market capitalizations will tend to have the highest weights within the Index.

As of August 31, 2023, the minimum threshold for adding companies to the Index was a market capitalization of $14.6 billion or higher, and the average market capitalization of the 500 companies was $78.8 billion. The Fund may change its target index if Fund management believes a different index would better enable the Fund to match the performance of the market segment represented by the Index.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below provide an indication of the risks of investing in the Fund by showing the annual total returns, highest and lowest quarterly returns and the average annual total returns (before and after taxes) in comparison to the performance of a broad-based securities index. The Fund’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website at https://onefund.io/fund/ or by calling 1-844-464-6339.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below provide an indication of the risks of investing in the Fund by showing the annual total returns, highest and lowest quarterly returns and the average annual total returns (before and after taxes) in comparison to the performance of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-464-6339
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://onefund.io/fund/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Return – No Load Class Shares as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown on the bar chart, the Fund’s highest total return for a quarter was 21.55% (quarter ended June 30, 2020) and the lowest total return for a quarter was -26.49% (quarter ended March 31, 2020). As of June 30, 2023, the calendar year-to-date return was 7.12%.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (IRAs).

Year to Date Return, Label	rr_YearToDateReturnLabel	the calendar year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the Fund’s highest total return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest total return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.49%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2022) ONEFUND S&P 500®
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Upon the expiration of the license for the S&P 500® Equal Weight Index, based on the recommendation of the Adviser, the Board of Trustees of the Fund approved a change in the Fund’s underlying index from the S&P 500® Equal Weight Index to the S&P 500® Index. Therefore, the S&P 500® Index will replace the S&P 500® Equal Weight Index as the Fund’s primary benchmark in future comparisons.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The S&P 500® Index is maintained in accordance with the index methodology of the S&P 500. It measures the performance of 500 companies, all of which are listed on national stock exchanges and span over approximately 24 separate industry groups. A direct investment in an index is not possible.

The S&P 500® Equal Weight Total Return Index is maintained in accordance with the index methodology of the S&P 500. It measures the performance of the same 500 companies as the S&P 500, but applies an equal weight to those companies, which results in sector exposures that differ from those of the S&P 500. A direct investment in an index is not possible.

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ONEFUND Trust

(the “Trust”)

ONEFUND S&P 500® Equal Weight Index

(the “Fund”)

SUPPLEMENT DATED SEPTEMBER 15, 2023 TO THE

SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

EACH DATED JULY 28, 2023

The following provides notice to shareholders of important changes to the Fund.

On August 22, 2023, the Board of Trustees of the Trust (the “Board”) approved changes to the Fund. The changes, described below, will become effective on or about November 15, 2023 (the “Effective Date”).

On the Effective Date, the Fund’s name will change from “ONEFUND S&P 500® Equal Weight Index” to the “ONEFUND S&P 500®” and the Fund’s underlying index will change from the “S&P 500® Equal Weight Index” to the “S&P 500® Index”.

Accordingly, as of the Effective Date, the Summary Prospectus, Prospectus, and SAI are amended as follows:

•	All references to the Fund’s name in the Summary Prospectus, Prospectus and SAI are deleted and replaced with “ONEFUND S&P 500®.”

•	All references to the Fund’s index in the Summary Prospectus, Prospectus and SAI are deleted and replaced with “S&P 500® Index.”

•	All references to the Fund’s investment objective in the Summary Prospectus and Prospectus are deleted and replaced with the following:

The ONEFUND S&P 500® (the “Fund”) seeks to replicate, before fees and expenses, the total return of the S&P 500® Index (the “Index”).

•	The second and third paragraphs in the “PRINCIPAL INVESTMENT STRATEGIES” sections of the Summary Prospectus and the Prospectus are deleted in their entirety and replaced with the following:

The Index is maintained in accordance with the index methodology of the S&P 500. It measures the performance of 500 companies, all of which are listed on national stock exchanges and span over approximately 24 separate industry groups. The weight of each company’s stock in the Index is typically proportionate to the company’s market capitalization. As a result, companies with the largest market capitalizations will tend to have the highest weights within the Index.

As of August 31, 2023, the minimum threshold for adding companies to the Index was a market capitalization of $14.6 billion or higher, and the average market capitalization of the 500 companies was $78.8 billion. The Fund may change its target index if Fund management believes a different index would better enable the Fund to match the performance of the market segment represented by the Index.

•	The “PERFORMANCE INFORMATION” sections of the Summary Prospectus and the Prospectus are deleted in their entirety and replaced with the following:

The bar chart and performance table below provide an indication of the risks of investing in the Fund by showing the annual total returns, highest and lowest quarterly returns and the average annual total returns (before and after taxes) in comparison to the performance of a broad-based securities index. The Fund’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website at https://onefund.io/fund/ or by calling 1-844-464-6339.

Calendar Year Return – No Load Class Shares as of December 31

During the period shown on the bar chart, the Fund’s highest total return for a quarter was 21.55% (quarter ended June 30, 2020) and the lowest total return for a quarter was -26.49% (quarter ended March 31, 2020). As of June 30, 2023, the calendar year-to-date return was 7.12%.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (IRAs).

ONEFUND S&P 500®
Average Annual Total Returns (for the periods ended December 31, 2022)	One Year	Five Years	Ten Years(1)	Life of Fund(1)
Return Before Taxes	-11.82%	8.82%	—	9.42%
Return After Taxes on Distributions	-12.56%	8.17%	—	8.64%
Return After Taxes on Distributions and Sale of Fund Shares	-6.61%	6.82%	—	7.33%
Index - S&P 500® (reflects no deduction for fees, expenses, or taxes)*	-18.11%	9.42%	—	10.35%
Index - S&P 500® Equal Weight (reflects no deduction for fees, expenses, or taxes)	-11.45%	9.11%	—	9.59%
(1)	The Fund’s commencement of operations was May 1, 2015.

*	In prior prospectuses, the Fund compared its performance only against the S&P 500® Equal Weight Index. Upon the expiration of the license for the S&P 500® Equal Weight Index, based on the recommendation of the Adviser, the Board of Trustees of the Fund approved a change in the Fund’s underlying index from the S&P 500® Equal Weight Index to the S&P 500® Index. Therefore, the S&P 500® Index will replace the S&P 500® Equal Weight Index as the Fund’s primary benchmark in future comparisons.

The S&P 500® Index is maintained in accordance with the index methodology of the S&P 500. It measures the performance of 500 companies, all of which are listed on national stock exchanges and span over approximately 24 separate industry groups. A direct investment in an index is not possible.

The S&P 500® Equal Weight Total Return Index is maintained in accordance with the index methodology of the S&P 500. It measures the performance of the same 500 companies as the S&P 500, but applies an equal weight to those companies, which results in sector exposures that differ from those of the S&P 500. A direct investment in an index is not possible.

•	The first paragraph in the “GENERAL INFORMATION” section of the SAI is deleted in its entirety and replaced with the following:

“The ONEFUND S&P 500® (the “Fund”) is a separate series of ONEFUND Trust, an open-end management investment company that was organized as a trust under the laws of the State of Delaware on November 9, 2005 (the “Trust”). The Trust was previously known as “Giant 5 Funds,” and changed its name to “Index Funds” in February 2014. The Trust changed its name from “Index Funds” to “ONEFUND Trust” and the Fund changed its name from “Index Funds S&P 500® Equal Weight” to “ONEFUND S&P 500® Equal Weight Index” in February 2023. The Fund changed its name from “ONEFUND S&P 500® Equal Weight Index” to “ONEFUND S&P 500®” in November 2023. The Fund is described in this Statement of Additional Information (the “SAI”). As of the date of this SAI, the Fund offers one class of shares: No Load Shares. The Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ONEFUND S&P 500(R) Equal Weight Index | Index - S&P 500 (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)	[1]
5 Years	rr_AverageAnnualReturnYear05	9.42%	[1]
10 Years	rr_AverageAnnualReturnYear10		[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	10.35%	[1],[2]
ONEFUND S&P 500(R) Equal Weight Index | Index - S&P 500 Equal Weight (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(11.45%)
5 Years	rr_AverageAnnualReturnYear05	9.11%
10 Years	rr_AverageAnnualReturnYear10		[2]
Since Inception	rr_AverageAnnualReturnSinceInception	9.59%	[2]
ONEFUND S&P 500(R) Equal Weight Index | ONEFUND S&P 500(R) Equal Weight Index No Load Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Annual Return 2016	rr_AnnualReturn2016	14.41%
Annual Return 2017	rr_AnnualReturn2017	18.79%
Annual Return 2018	rr_AnnualReturn2018	(7.82%)
Annual Return 2019	rr_AnnualReturn2019	28.98%
Annual Return 2020	rr_AnnualReturn2020	12.76%
Annual Return 2021	rr_AnnualReturn2021	29.11%
Annual Return 2022	rr_AnnualReturn2022	(11.82%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(11.82%)
5 Years	rr_AverageAnnualReturnYear05	8.82%
10 Years	rr_AverageAnnualReturnYear10		[2]
Since Inception	rr_AverageAnnualReturnSinceInception	9.42%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2015
ONEFUND S&P 500(R) Equal Weight Index | ONEFUND S&P 500(R) Equal Weight Index No Load Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(12.56%)
5 Years	rr_AverageAnnualReturnYear05	8.17%
10 Years	rr_AverageAnnualReturnYear10		[2]
Since Inception	rr_AverageAnnualReturnSinceInception	8.64%	[2]
ONEFUND S&P 500(R) Equal Weight Index | ONEFUND S&P 500(R) Equal Weight Index No Load Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.61%)
5 Years	rr_AverageAnnualReturnYear05	6.82%
10 Years	rr_AverageAnnualReturnYear10		[2]
Since Inception	rr_AverageAnnualReturnSinceInception	7.33%	[2]

[1]	In prior prospectuses, the Fund compared its performance only against the S&P 500® Equal Weight Index. Upon the expiration of the license for the S&P 500® Equal Weight Index, based on the recommendation of the Adviser, the Board of Trustees of the Fund approved a change in the Fund’s underlying index from the S&P 500® Equal Weight Index to the S&P 500® Index. Therefore, the S&P 500® Index will replace the S&P 500® Equal Weight Index as the Fund’s primary benchmark in future comparisons.
[2]	The Fund’s commencement of operations was May 1, 2015.